Revenue Recognition (Revenue Categories) (Details) - USD ($) $ in Millions	3 Months Ended													12 Months Ended
	Dec. 31, 2018	[1]	Sep. 30, 2018	Jun. 30, 2018	[1]	Mar. 31, 2018	[1]	Dec. 31, 2017	[1],[2]	Sep. 30, 2017	Jun. 30, 2017	[1]	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 47,993		$ 45,739	$ 38,986		$ 38,038		$ 41,676		$ 39,668	$ 39,837		$ 39,365	$ 170,756	$ 160,546	$ 163,786
Wireless service
Disaggregation of Revenue [Line Items]
Total operating revenues														56,402
Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues														20,266
Legacy Voice and Data
Disaggregation of Revenue [Line Items]
Total operating revenues														13,738
Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues														44,075
Content
Disaggregation of Revenue [Line Items]
Total operating revenues														6,541
Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues														4,433
Other
Disaggregation of Revenue [Line Items]
Total operating revenues														6,890
Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues														18,411
Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														1,191
Corporate and Other [Member] | Wireless service
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Corporate and Other [Member] | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Corporate and Other [Member] | Legacy Voice and Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Corporate and Other [Member] | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Corporate and Other [Member] | Content
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Corporate and Other [Member] | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Corporate and Other [Member] | Other
Disaggregation of Revenue [Line Items]
Total operating revenues														1,191
Corporate and Other [Member] | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														172,964	160,450	163,266
Operating Segments [Member] | Communications [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														144,631	150,378	154,232
Operating Segments [Member] | Communications [Member] | Mobility [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														71,344	71,090	72,587
Operating Segments [Member] | Communications [Member] | Mobility [Member] | Wireless service
Disaggregation of Revenue [Line Items]
Total operating revenues														54,701
Operating Segments [Member] | Communications [Member] | Mobility [Member] | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Communications [Member] | Mobility [Member] | Legacy Voice and Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Communications [Member] | Mobility [Member] | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Communications [Member] | Mobility [Member] | Content
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Communications [Member] | Mobility [Member] | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues														232
Operating Segments [Member] | Communications [Member] | Mobility [Member] | Other
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Communications [Member] | Mobility [Member] | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues														16,411
Operating Segments [Member] | Communications [Member] | Entertainment Group [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														46,460	49,995	50,660
Operating Segments [Member] | Communications [Member] | Entertainment Group [Member] | Wireless service
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Communications [Member] | Entertainment Group [Member] | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues														7,956
Operating Segments [Member] | Communications [Member] | Entertainment Group [Member] | Legacy Voice and Data
Disaggregation of Revenue [Line Items]
Total operating revenues														3,041
Operating Segments [Member] | Communications [Member] | Entertainment Group [Member] | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues														31,762
Operating Segments [Member] | Communications [Member] | Entertainment Group [Member] | Content
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Communications [Member] | Entertainment Group [Member] | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues														1,595
Operating Segments [Member] | Communications [Member] | Entertainment Group [Member] | Other
Disaggregation of Revenue [Line Items]
Total operating revenues														2,097
Operating Segments [Member] | Communications [Member] | Entertainment Group [Member] | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues														9
Operating Segments [Member] | Communications [Member] | Business Wireline [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														26,827	29,293	30,985
Operating Segments [Member] | Communications [Member] | Business Wireline [Member] | Wireless service
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Communications [Member] | Business Wireline [Member] | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues														12,310
Operating Segments [Member] | Communications [Member] | Business Wireline [Member] | Legacy Voice and Data
Disaggregation of Revenue [Line Items]
Total operating revenues														10,697
Operating Segments [Member] | Communications [Member] | Business Wireline [Member] | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Communications [Member] | Business Wireline [Member] | Content
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Communications [Member] | Business Wireline [Member] | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Communications [Member] | Business Wireline [Member] | Other
Disaggregation of Revenue [Line Items]
Total operating revenues														2,996
Operating Segments [Member] | Communications [Member] | Business Wireline [Member] | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues														824
Operating Segments [Member] | WarnerMedia [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														18,941	430	418
Operating Segments [Member] | WarnerMedia [Member] | Turner [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														6,979	430	418
Operating Segments [Member] | WarnerMedia [Member] | Turner [Member] | Wireless service
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Turner [Member] | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Turner [Member] | Legacy Voice and Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Turner [Member] | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues														4,207
Operating Segments [Member] | WarnerMedia [Member] | Turner [Member] | Content
Disaggregation of Revenue [Line Items]
Total operating revenues														295
Operating Segments [Member] | WarnerMedia [Member] | Turner [Member] | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues														2,330
Operating Segments [Member] | WarnerMedia [Member] | Turner [Member] | Other
Disaggregation of Revenue [Line Items]
Total operating revenues														147
Operating Segments [Member] | WarnerMedia [Member] | Turner [Member] | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Home Box Office [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														3,598	0	0
Operating Segments [Member] | WarnerMedia [Member] | Home Box Office [Member] | Wireless service
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Home Box Office [Member] | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Home Box Office [Member] | Legacy Voice and Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Home Box Office [Member] | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues														3,201
Operating Segments [Member] | WarnerMedia [Member] | Home Box Office [Member] | Content
Disaggregation of Revenue [Line Items]
Total operating revenues														391
Operating Segments [Member] | WarnerMedia [Member] | Home Box Office [Member] | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Home Box Office [Member] | Other
Disaggregation of Revenue [Line Items]
Total operating revenues														6
Operating Segments [Member] | WarnerMedia [Member] | Home Box Office [Member] | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Warner Bros. [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														8,703	0	0
Operating Segments [Member] | WarnerMedia [Member] | Warner Bros. [Member] | Wireless service
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Warner Bros. [Member] | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Warner Bros. [Member] | Legacy Voice and Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Warner Bros. [Member] | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues														47
Operating Segments [Member] | WarnerMedia [Member] | Warner Bros. [Member] | Content
Disaggregation of Revenue [Line Items]
Total operating revenues														8,216
Operating Segments [Member] | WarnerMedia [Member] | Warner Bros. [Member] | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues														53
Operating Segments [Member] | WarnerMedia [Member] | Warner Bros. [Member] | Other
Disaggregation of Revenue [Line Items]
Total operating revenues														387
Operating Segments [Member] | WarnerMedia [Member] | Warner Bros. [Member] | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Eliminations and other [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														(339)
Operating Segments [Member] | WarnerMedia [Member] | Eliminations and other [Member] | Wireless service
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Eliminations and other [Member] | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Eliminations and other [Member] | Legacy Voice and Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | WarnerMedia [Member] | Eliminations and other [Member] | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues														74
Operating Segments [Member] | WarnerMedia [Member] | Eliminations and other [Member] | Content
Disaggregation of Revenue [Line Items]
Total operating revenues														(518)
Operating Segments [Member] | WarnerMedia [Member] | Eliminations and other [Member] | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues														78
Operating Segments [Member] | WarnerMedia [Member] | Eliminations and other [Member] | Other
Disaggregation of Revenue [Line Items]
Total operating revenues														27
Operating Segments [Member] | WarnerMedia [Member] | Eliminations and other [Member] | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Latin America [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														7,652	8,269	7,283
Operating Segments [Member] | Latin America [Member] | Vrio [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														4,784	5,456	4,910
Operating Segments [Member] | Latin America [Member] | Vrio [Member] | Wireless service
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Latin America [Member] | Vrio [Member] | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Latin America [Member] | Vrio [Member] | Legacy Voice and Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Latin America [Member] | Vrio [Member] | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues														4,784
Operating Segments [Member] | Latin America [Member] | Vrio [Member] | Content
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Latin America [Member] | Vrio [Member] | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Latin America [Member] | Vrio [Member] | Other
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Latin America [Member] | Vrio [Member] | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Latin America [Member] | Mexico [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														2,868	2,813	2,373
Operating Segments [Member] | Latin America [Member] | Mexico [Member] | Wireless service
Disaggregation of Revenue [Line Items]
Total operating revenues														1,701
Operating Segments [Member] | Latin America [Member] | Mexico [Member] | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Latin America [Member] | Mexico [Member] | Legacy Voice and Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Latin America [Member] | Mexico [Member] | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Latin America [Member] | Mexico [Member] | Content
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Latin America [Member] | Mexico [Member] | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Latin America [Member] | Mexico [Member] | Other
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Latin America [Member] | Mexico [Member] | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues														1,167
Operating Segments [Member] | Xandr [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														1,740	1,373	1,333
Operating Segments [Member] | Xandr [Member] | Wireless service
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Xandr [Member] | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Xandr [Member] | Legacy Voice and Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Xandr [Member] | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Xandr [Member] | Content
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Xandr [Member] | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues														1,740
Operating Segments [Member] | Xandr [Member] | Other
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Operating Segments [Member] | Xandr [Member] | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Eliminations and consolidations [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues														(3,399)	$ (1,183)	$ (1,211)
Eliminations and consolidations [Member] | Wireless service
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Eliminations and consolidations [Member] | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Eliminations and consolidations [Member] | Legacy Voice and Data
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Eliminations and consolidations [Member] | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues														0
Eliminations and consolidations [Member] | Content
Disaggregation of Revenue [Line Items]
Total operating revenues														(1,843)
Eliminations and consolidations [Member] | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues														(1,595)
Eliminations and consolidations [Member] | Other
Disaggregation of Revenue [Line Items]
Total operating revenues														39
Eliminations and consolidations [Member] | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues														$ 0

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 14).
[2]	Includes an asset abandonment charge (Note 7) and the impact of federal corporate income tax reform (Note 13).